Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2013
Entity-Wide Disclosure [Abstract]
Entity-Wide Disclosure

Note 14. Entity-Wide Disclosure

Net sales by geographic area were as follows:

in thousands	Year ended December 31,
	2013	2012	2011
North America	$262,614	$113,854	$82,373
EMEA	126,214	62,781	49,885
Asia Pacific	90,023	35,450	21,506
Other	5,552	3,159	2,130
	$484,403	$215,244	$155,894

Property, plant and equipment by geographical location were as follows:

in thousands	December 31,
	2013	2012
North America	$63,141	$45,545
EMEA	25,360	15,411
Asia Pacific	2,504	1,114
	$91,005	$62,070

No single customer accounted for 10% or more of Company's total net sales, or Company's net accounts receivable, in any fiscal year presented.